CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (18,216,000)	$ (43,325,000)	$ 12,898,082
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	1,133,000	1,133,000
Reduction in carrying amount of right-of-use assets	265,000	150,000
Depreciation	1,440,000	358,000
Stock-based compensation	21,965,000	3,094,000
Unrealized loss on foreign currency transactions	672,000	(28,000)
Accretion on marketable securities		(1,000)
Change in fair value of warrant liabilities	(6,084,000)	7,051,000	(7,602,367)
Change in the fair value of convertible promissory notes	156,000
Change in fair value of One S.r.l. call option	865,000	554,000
Changes in operating assets and liabilities:
Account receivables	(1,473,000)	640,000
Grants receivable	(1,078,000)	(675,000)
Prepaid expenses and other current assets	5,048,000	(7,685,000)
Inventories	(5,258,000)	(156,000)
Other assets	(536,000)	(3,281,000)
Accrued expenses and other current liabilities	571,000	8,211,000
Operating lease liabilities	(263,000)	(144,000)
Deferred income	2,300,000	7,048,000
Other long-term liabilities	(81,000)	(5,975,000)
Net cash used in operating activities	(39,772,000)	(35,369,000)	(446,644)
Cash flows from investing activities:
Purchases of property and equipment	(5,067,000)	(10,057,000)
Net cash (used in) provided by investing activities	(5,067,000)	13,943,000	176,006
Cash flows from financing activities:
Principal repayment of notes payable	(1,119,000)	(226,000)
Proceeds from the exercise of warrants	4,000	9,000
Proceeds from issuance of promissory notes (net of issuance costs of $207 and $751, respectively)		4,540,000
Proceeds from exercise of share-based awards	110,000	10,000
Net cash provided by financing activities	42,189,000	4,333,000
Effect of exchange rates on cash	(406,000)	(680,000)
Net decrease in cash	(3,056,000)	(17,773,000)	(270,638)
Cash and cash equivalents at beginning of year	28,397,000	48,144,000	48,144,000
Cash and cash equivalents at end of period	25,341,000	30,371,000	28,397,000	$ 48,144,000
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	1,027,000	1,217,000
Supplemental cash flow information:
Interest paid on notes payable	181,000	158,000
Gelesis
Cash flows from operating activities:
Net loss			(93,347,000)	(25,905,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets			2,267,000	2,267,000
Reduction in carrying amount of right-of-use assets			449,000	375,000
Depreciation			1,524,000	512,000
Stock-based compensation			5,532,000	4,808,000
Unrealized loss on foreign currency transactions			(37,000)	(589,000)
Noncash interest expense			173,000
Accretion on marketable securities			(1,000)	(6,000)
Amortization/accretion on long-term assets and liabilities, net				(4,000)
Change in fair value of warrant liabilities			7,646,000	1,466,000
Change in the fair value of convertible promissory notes			128,000
Change in fair value of One S.r.l. call option			1,024,000
Gain on extinguishment of debt				(297,000)
Gain on extinguishment of preferred stock warrant				(157,000)
Change in fair value of trance rights liability				(256,000)
Deferred tax expense on intangible asset (see Note 11)				1,810,000
Changes in operating assets and liabilities:
Account receivables			70,000	(729,000)
Grants receivable			(1,723,000)	(6,779,000)
Prepaid expenses and other current assets			(8,029,000)	(3,281,000)
Inventories			(8,645,000)	(3,928,000)
Other assets			107,000	(3,583,000)
Accounts payable			2,604,000	4,085,000
Accrued expenses and other current liabilities			8,709,000	151,000
Operating lease liabilities			(440,000)	(358,000)
Deferred income			33,140,000	8,242,000
Other long-term liabilities			(6,442,000)	165,000
Net cash used in operating activities			(55,291,000)	(21,991,000)
Cash flows from investing activities:
Purchases of property and equipment			(19,917,000)	(32,212,000)
Maturities (purchases) of marketable securities			24,000,000	(23,993,000)
Net cash (used in) provided by investing activities			4,083,000	(56,205,000)
Cash flows from financing activities:
Principal repayment of notes payable			(302,000)	(192,000)
Proceeds from the exercise of warrants			10,000
Proceeds from the issuance of convertible promissory notes			27,000,000
Proceeds from issuance of promissory notes (net of issuance costs of $207 and $751, respectively)			5,679,000	28,939,000
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $0 and $329, respectively)				48,815,000
Proceeds from exercise of share-based awards			146,000	12,000
Proceeds from issuance of noncontrolling interest				11,349,000
Net cash provided by financing activities			32,533,000	88,923,000
Effect of exchange rates on cash			(1,072,000)	1,643,000
Net decrease in cash			(19,747,000)	12,370,000
Cash and cash equivalents at beginning of year	$ 28,397,000	$ 48,144,000	48,144,000	35,774,000
Cash and cash equivalents at end of period			28,397,000	48,144,000
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense			1,712,000	1,818,000
Deferred financing costs included in accounts payable and accrued expense			773,000
Supplemental cash flow information:
Lease liabilities arising from obtaining right-of-use assets			305,000
Interest paid on notes payable			$ 1,578,000	$ 274,000